Related Party Balances and Transactions - Schedule of Accounts Receivable from a Related Party (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Loans payable to shareholders	¥ 8,655,800	$ 1,204,134
Other payable to shareholders	6,937,500	965,097	6,937,500
Related Party [Member]
Related Party Transaction [Line Items]
Loans payable to shareholders	¥ 8,655,800	1,204,134	823,265
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature	International trading
Accounts receivable from a related party	¥ 173,382	24,120
Other logistics service customers [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
Accounts receivable from a related party	¥ 76,543	10,648
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable from a related party	249,925	34,768
Other receivable from related parties	20,273,420	2,820,297	164,858
Prepaid expenses from a related party	6,696,004	931,501
Accounts payable to related parties	242,734	33,767	6,666,458
Loan payable to a related party	2,233,700	310,737	3,000,000
Other payable to related parties	¥ 789,560	109,838	8,516,645
Deposit and Prepayment for Logistic Services [Member]
Related Party Transaction [Line Items]
Nature	Deposit and prepayment for logistic services
Other receivable from related parties	¥ 8,725,488	1,213,829	125,049
Shenzhen Zhongshun Jiean Estate Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Nature	Rent deposit
Other receivable from related parties			39,809
Cargo Link Logistics HK Company Limited (“Cargo Link”) [Member]
Related Party Transaction [Line Items]
Nature	Deposit for logistic services
Other receivable from related parties	¥ 11,547,932	1,606,468
Winpass Logistics (HK) Co., Limited (“Winpass”) [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
Prepaid expenses from a related party	¥ 3,227,663	449,010
Cargo Link Logistics HK Company Limited (“Cargo Link”) One [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
Prepaid expenses from a related party	¥ 3,468,341	482,491
Cargo Link Logistics HK Company Limited (“Cargo Link”) Two [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
Accounts payable to related parties	¥ 86,129	11,982	6,248,192
Other logistics service providers [Member]
Related Party Transaction [Line Items]
Nature	Logistic services
Accounts payable to related parties	¥ 156,605	21,785	418,266
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loan payable to a related party	¥ 1,500,000	208,670	3,000,000
Key management and their immediate family members [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loan payable to a related party	¥ 733,700	102,067
Cargo Link Logistics HK Company Limited (“Cargo Link”) Three [Member]
Related Party Transaction [Line Items]
Nature	Payment for logistics service(a)
Other payable to related parties	¥ 624,125	86,824	686,609
Bin Li [Member]
Related Party Transaction [Line Items]
Nature	Interest payable
Other payable to related parties			30,000
Shenzhen Zhongshun Jiean Estate Management Co., Ltd (“Zhongshun”) [Member]
Related Party Transaction [Line Items]
Nature	Rent payable (b)
Other payable to related parties			7,775,393
Other Logistics Service Providers One [Member]
Related Party Transaction [Line Items]
Nature	Payment for logistics service / Interest payable
Other payable to related parties	¥ 165,435	23,014	24,643
Huang Jianhong [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans payable to shareholders	¥ 658,000	91,536
Jia Xiaohua [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans payable to shareholders	¥ 1,000,000	139,113
Wang Qing [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans payable to shareholders	¥ 300,000	41,734
Yi Yu [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans payable to shareholders	¥ 5,697,800	792,638
Peng ZhongLiang [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans payable to shareholders	¥ 1,000,000	139,113
Geng Xiaogang [Member]
Related Party Transaction [Line Items]
Nature	Loan
Loans payable to shareholders			823,265
Geng Xiaogang One [Member]
Related Party Transaction [Line Items]
Nature	Dividend
Other payable to shareholders	¥ 6,225,000	865,979	6,225,000
Jia Xiaohua One [Member]
Related Party Transaction [Line Items]
Nature	Dividend
Other payable to shareholders	¥ 712,500	$ 99,118	¥ 712,500